Note 13 - Employee Benefits (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding, January 1	58,581	79,693
Outstanding, January 1	$ 28.38	$ 27.25
Exercised	(11,223)	(21,112)
Exercised	$ 30.45	$ 24.11
Forfeited	(907)
Forfeited	$ 27.35
Outstanding, December 31	46,451	58,581
Outstanding, December 31	$ 27.90	$ 28.38
Exercisable, December 31	46,451	58,581
Exercisable, December 31	$ 27.90	$ 28.38